Expense Example - BlackRock International Index V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	541
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 846